Financial items - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Interest income related to balance at amortised costs of financial investments	$ 671	$ 1,132	$ 1,410
Interest expense on borrowings	917	787	857
Net interest expense, fair value through profit or loss category	306	425	405
Foreign currency exchange gains/(losses)	883	(412)	292
Gains (losses) on financial assets at fair value through profit or loss	112	522	(123)
Gains/(losses) other derivative financial instruments	245	46	351
Equity securities
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	99	496	(124)
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 232	$ 33	$ 332